Supplemental Cash Flow Information Supplemental Cash Flow Information (Notes)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow disclosures are as follows (in millions):

	2014	2013	2012
Supplemental Cash Flow Disclosures:
Interest paid, net of capitalized interest	$129	$91	$90
Income taxes paid, net	$309	$100	$335
Supplemental Disclosure of Non-cash Investing Activities:
Assets received for deposits paid in prior period (a)	$—	$130	$—
Capital expenditures included in accounts payable at end of period	$161	$67	$75
Capital leases and other	$4	$6	$4
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(a)
Includes a $90 million deposit paid in connection with the Los Angeles Acquisition and a $40 million deposit paid related to TLLP’s acquisition of the Northwest Products System, both of which were paid during 2012.